Investments in associates and joint ventures (Details Narrative) - ARS ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement [Line Items]
Interests in companies with equity	$ 80	$ 22
BHSA [Member]
Statement [Line Items]
Market Price	$ 343.50
Puerto Retiro [Member]
Statement [Line Items]
Investment property carrying value percent	100.00%